Earnings/(loss) per share - Basic and Diluted Earnings Per Share Calculation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net (loss)/income	$ 51,936,829	$ 34,253,365	$ (35,123,208)
Less: Undistributed earnings allocated to non-vested shares	813,111	216,168	0
Net income/(loss) attributable to common shareholders, basic	$ 51,123,689	$ 34,037,197	$ (35,123,208)
Weighted average number of shares outstanding, basic	37,166,449	37,961,560	37,858,437
Weighted average number of shares outstanding, diluted	37,236,951	37,961,673	37,858,437
(Loss)/Earnings per share, basic	$ 1.38	$ 0.9	$ (0.93)
(Loss)/Earnings per share, diluted	$ 1.37	$ 0.9	$ (0.93)